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ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 32.2%
	ADVERTISING & MARKETING - 0.1%
683	Trade Desk, Inc. (The), Class A(a)	$ 52,741

	APPAREL & TEXTILE PRODUCTS - 0.3%
2,791	Tapestry, Inc.	119,455

	ASSET MANAGEMENT - 0.2%
1,406	Apollo Global Management, Inc.	107,995

	AUTOMOTIVE - 0.9%
2,480	BorgWarner, Inc.	121,297
10,078	Ford Motor Company	152,480
3,546	General Motors Company	136,734
		410,511
	BEVERAGES - 0.5%
3,932	Monster Beverage Corporation(a)	225,854

	BIOTECH & PHARMA - 1.5%
918	Amgen, Inc.	203,814
3,248	Bristol-Myers Squibb Company	207,710
1,471	Johnson & Johnson	243,480
393	Sarepta Therapeutics, Inc.(a)	45,006
		700,010
	CHEMICALS - 0.7%
193	Albemarle Corporation	43,056
1,268	CF Industries Holdings, Inc.	88,025
4,825	Mosaic Company (The)	168,875
		299,956
	E-COMMERCE DISCRETIONARY - 0.5%
6,336	Coupang, Inc.(a)	110,246
83	MercadoLibre, Inc.(a)	98,322
		208,568
	FOOD - 2.0%
862	Hershey Company (The)	215,241
1,524	J M Smucker Company (The)	225,049

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 32.2% (Continued)
	FOOD - 2.0% (Continued)
2,071	Lamb Weston Holdings, Inc.	$ 238,062
2,999	Mondelez International, Inc., Class A	218,747
		897,099
	HEALTH CARE FACILITIES & SERVICES - 3.7%
5,217	Cardinal Health, Inc.	493,372
1,631	Cigna Group (The)	457,659
431	HCA Healthcare, Inc.	130,800
425	Humana, Inc.	190,030
965	McKesson Corporation	412,354
		1,684,215
	HOME CONSTRUCTION - 0.8%
1,058	Lennar Corporation, Class A	132,578
3,142	PulteGroup, Inc.	244,071
		376,649
	INDUSTRIAL SUPPORT SERVICES - 0.3%
342	United Rentals, Inc.	152,317

	INSURANCE - 2.9%
3,638	Aflac, Inc.	253,932
2,092	American International Group, Inc.	120,374
1,412	Arch Capital Group Ltd.(a)	105,688
317	Everest Re Group Ltd.	108,370
2,151	Globe Life, Inc.	235,793
1,647	Hartford Financial Services Group, Inc. (The)	118,617
1,448	Principal Financial Group, Inc.	109,816
1,953	Progressive Corporation (The)	258,518
		1,311,108
	INTERNET MEDIA & SERVICES - 0.4%
3,871	Uber Technologies, Inc.(a)	167,111

	LEISURE FACILITIES & SERVICES - 2.6%
7,722	Carnival Corporation(a)	145,405
2,008	DraftKings, Inc., Class A(a)	53,353
863	Hyatt Hotels Corporation, Class A	98,883

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 32.2% (Continued)
	LEISURE FACILITIES & SERVICES - 2.6% (Continued)
1,720	Las Vegas Sands Corporation(a)	$ 99,760
796	McDonald's Corporation	237,533
5,290	MGM Resorts International	232,337
5,912	Norwegian Cruise Line Holdings Ltd.(a)	128,704
1,105	Royal Caribbean Cruises Ltd.(a)	114,633
974	Wynn Resorts Ltd.	102,864
		1,213,472
	MEDICAL EQUIPMENT & DEVICES - 0.6%
4,359	Boston Scientific Corporation(a)	235,778
175	Shockwave Medical, Inc.(a)	49,947
		285,725
	OIL & GAS PRODUCERS - 8.3%
3,203	Antero Resources Corporation(a)	73,765
5,219	APA Corporation	178,333
1,834	Canadian Natural Resources Ltd.	103,181
8,147	Cenovus Energy, Inc.	138,336
1,343	Chevron Corporation	211,321
2,442	ConocoPhillips	253,016
11,020	Coterra Energy, Inc.	278,806
804	Devon Energy Corporation	38,865
947	Diamondback Energy, Inc.	124,398
1,205	EOG Resources, Inc.	137,900
9,328	EQT Corporation	383,661
2,704	Exxon Mobil Corporation	290,004
368	Hess Corporation	50,030
1,974	HF Sinclair Corporation	88,060
1,943	Imperial Oil Ltd.	99,404
10,154	Marathon Oil Corporation	233,745
2,102	Marathon Petroleum Corporation	245,093
3,555	Occidental Petroleum Corporation	209,034
1,984	Ovintiv, Inc.	75,531
2,246	Phillips 66	214,223
588	Pioneer Natural Resources Company	121,822

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 32.2% (Continued)
	OIL & GAS PRODUCERS - 8.3% (Continued)
1,940	Valero Energy Corporation	$ 227,562
		3,776,090
	RENEWABLE ENERGY - 0.1%
160	Enphase Energy, Inc.(a)	26,797

	RETAIL - DISCRETIONARY - 1.5%
93	AutoZone, Inc.(a)	231,882
1,415	Genuine Parts Company	239,461
244	O'Reilly Automotive, Inc.(a)	233,093
		704,436
	SOFTWARE - 0.5%
1,461	Confluent, Inc., Class A(a)	51,588
750	Fortinet, Inc.(a)	56,692
137	MongoDB, Inc.(a)	56,306
298	Snowflake, Inc.(a)	52,442
		217,028
	TECHNOLOGY HARDWARE - 0.6%
323	Arista Networks, Inc.(a)	52,345
7,969	Hewlett Packard Enterprise Company	133,880
1,073	Jabil, Inc.	115,809
		302,034
	TECHNOLOGY SERVICES - 0.5%
1,397	Jack Henry & Associates, Inc.	233,760

	TRANSPORTATION & LOGISTICS - 2.0%
14,911	American Airlines Group, Inc.(a)	267,503
5,901	Delta Air Lines, Inc.(a)	280,534
6,645	United Airlines Holdings, Inc.(a)	364,611
		912,648
	TRANSPORTATION EQUIPMENT - 0.5%
2,942	PACCAR, Inc.	246,098

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 32.2% (Continued)
	WHOLESALE - CONSUMER STAPLES - 0.2%
1,420	Archer-Daniels-Midland Company	$ 107,295

	TOTAL COMMON STOCKS (Cost $14,385,159)	14,738,972

	EXCHANGE-TRADED FUNDS — 34.1%
	EQUITY - 20.9%
4,099	Global X MSCI Greece ETF	152,196
18,538	Invesco S&P 500 BuyWrite ETF	410,061
31,211	Invesco S&P 500 Pure Value ETF	2,420,414
23,064	iShares MSCI Australia ETF	520,093
6,305	iShares MSCI Austria ETF	127,992
4,836	iShares MSCI Brazil ETF	156,831
4,932	iShares MSCI Chile ETF	143,916
3,348	iShares MSCI France ETF	128,998
4,428	iShares MSCI Germany ETF	126,508
3,342	iShares MSCI India ETF	146,045
5,961	iShares MSCI Indonesia ETF	137,401
4,174	iShares MSCI Italy ETF	132,858
2,329	iShares MSCI Mexico ETF	144,817
2,959	iShares MSCI Netherlands ETF	128,066
4,736	iShares MSCI Peru ETF	145,158
8,208	iShares MSCI Poland ETF	157,429
2,220	iShares MSCI South Korea ETF	140,704
4,585	iShares MSCI Spain ETF	132,507
3,608	iShares MSCI Sweden ETF	127,795
2,678	iShares MSCI Switzerland ETF	123,750
3,017	iShares MSCI Taiwan ETF	141,859
2,843	iShares MSCI Turkey ETF	80,315
3,884	iShares MSCI United Kingdom ETF	125,647
15,005	iShares Russell 1000 Value ETF	2,368,240
11,389	JPMorgan BetaBuilders Japan ETF	586,989
11,782	SPDR S&P International Dividend ETF	405,183

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 34.1% (Continued)
	EQUITY - 20.9% (Continued)
1,697	Vanguard High Dividend Yield ETF			$ 180,001
				9,591,773
	FIXED INCOME - 13.2%
4,838	FlexShrs High Yield Value-Scored Bond Index Fund			195,649
19,486	Invesco Senior Loan ETF			409,985
4,691	iShares 0-5 Year High Yield Corporate Bond ETF			194,442
26,793	iShares 1-3 Year Treasury Bond ETF			2,172,377
6,920	iShares 3-7 Year Treasury Bond ETF			797,599
7,711	iShares Fallen Angels USD Bond ETF			195,628
779	iShares iBoxx $ Investment Grade Corporate Bond ETF			84,241
11,864	iShares J.P. Morgan EM High Yield Bond ETF			416,782
4,756	iShares JP Morgan USD Emerging Markets Bond ETF			411,584
787	iShares National Muni Bond ETF			83,997
1,665	iShares Trust iShares 1-5 Year Investment Grade			83,533
4,585	iShares US & International High Yield Corp Bond			194,748
2,741	SPDR Blbg Investment Grade Floating Rate ETF			84,121
6,014	SPDR Bloomberg Convertible Securities ETF			420,679
2,117	SPDR Bloomberg High Yield Bond ETF			194,828
1,848	SPDR FTSE International Government			77,172
				6,017,365

	TOTAL EXCHANGE-TRADED FUNDS (Cost $15,187,352)			15,609,138

Principal Amount ($)		Yield Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 18.6%
	U.S. TREASURY BILLS — 18.6%
2,500,000	United States Treasury Bill(b)	3.9300	07/13/23	2,496,506
2,000,000	United States Treasury Bill(b)	4.8500	07/18/23	1,995,230
2,000,000	United States Treasury Bill(b)	4.3200	07/20/23	1,995,273
2,000,000	United States Treasury Bill(b)	4.5300	07/27/23	1,993,317
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $8,479,613)			8,480,326

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares				Fair Value
	SHORT-TERM INVESTMENT — 7.7%
	MONEY MARKET FUND - 7.7%
3,500,389	First American Treasury Obligations Fund, Class X, 5.03%(c) (Cost $3,500,389)			$ 3,500,389

	TOTAL INVESTMENTS - 92.6% (Cost $41,552,513)			$ 42,328,825
	OTHER ASSETS IN EXCESS OF LIABILITIES - 7.4%			3,381,206
	NET ASSETS - 100.0%			$ 45,710,031

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
20	CBOT Corn Future(e)	12/14/2023	$ 494,750	$ (46,700)
9	CBOT Soybean Future(e)	11/14/2023	604,463	34,425
47	CME British Pound Currency Future	09/18/2023	3,730,330	30,428
7	CME Canadian Dollar Currency Future	09/19/2023	529,410	80
1	CME E Mini Consumer Discretionary Select Sector	09/15/2023	173,400	5,870
2	CME E Mini Industrial Select Sector Futures	09/15/2023	218,280	8,770
2	CME E Mini Materials Select Sector Futures	09/15/2023	177,320	2,750
1	CME E Mini Technology Select Sector Futures	09/15/2023	177,070	4,260
27	CME Euro Foreign Exchange Currency Future	09/18/2023	3,696,638	48,683
23	CME Live Cattle Future(e)	08/31/2023	1,630,010	88,890
26	CME Swiss Franc Currency Future	09/18/2023	3,660,638	24,325
2	COMEX Copper Future(e)	09/27/2023	187,975	(300)
8	COMEX Gold 100 Troy Ounces Future(e)	08/29/2023	1,543,520	(26,980)
2	E-mini S&P Communication Services Select Sector(f)	09/15/2023	172,075	2,650
54	NYBOT CSC Number 11 World Sugar Future(e)	09/29/2023	1,378,339	(90,698)
9	NYMEX Light Sweet Crude Oil Future(e)	11/20/2023	633,600	(20,790)
4	NYMEX Reformulated Gasoline Blendstock for Oxygen(e)	08/31/2023	413,700	6,587
7	NYMEX Reformulated Gasoline Blendstock for Oxygen(e)	11/30/2023	621,869	(4,998)
5	TSE Japanese 10 Year Bond Futures	09/12/2023	5,148,083	19,076
	TOTAL OPEN LONG FUTURES CONTRACTS			$ 86,328

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
50	CBOT 10 Year US Treasury Note	09/20/2023	$ 5,613,280	$ 49,695
13	CBOT Corn Future(e)	12/14/2023	321,588	60,900
6	CBOT Soybean Future(e)	11/14/2023	402,975	(9,975)
66	CBOT Wheat Future(e)	12/14/2023	2,208,525	228,450
29	CME Australian Dollar Currency Future	09/18/2023	1,936,620	23,218
40	CME Japanese Yen Currency Future	09/18/2023	3,506,250	136,344

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
9	CME Live Cattle Future(e)	12/29/2023	$ 660,690	$ (18,630)
3	COMEX Gold 100 Troy Ounces Future(e)	12/27/2023	590,400	8,730
39	Eurex 10 Year Euro BUND Future	09/07/2023	5,691,685	16,966
47	Long Gilt Future	09/27/2023	5,688,252	(29,233)
62	Montreal Exchange 10 Year Canadian Bond Future	09/20/2023	5,734,648	(20,288)
64	NYMEX Henry Hub Natural Gas Futures(e)	08/29/2023	1,775,360	(34,980)
17	NYMEX Henry Hub Natural Gas Futures(e)	11/28/2023	615,740	(500)
22	NYMEX Light Sweet Crude Oil Future(e)	08/22/2023	1,557,160	32,200
16	NYMEX NY Harbor ULSD Futures(e)	08/31/2023	1,641,024	(52,282)
	TOTAL OPEN SHORT FUTURES CONTRACTS			$ 390,615

	TOTAL FUTURES CONTRACTS			$ 476,943

CREDIT DEFAULT SWAPS
Counterparty	Index	Buy/Sell Protection	Fixed Rate Received	Implied Credit Spread	Frequency of Payments	Expiration Date	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

SOC	Markit CDX North America High Yield Index	Sell	5.00%	430.21%	Quarterly	6/20/2028	$ 197,000	$ 5,755	$ 2,799	$ 2,956
SOC	Markit CDX North America Investment Grade Index	Sell	1.00%	66.85%	Quarterly	6/20/2028	86,000	1,311	650	661
SOC	Markit iTraxx Europe Index	Sell	1.00%	74.40%	Quarterly	6/20/2028	80,500	1,036	356	680
SOC	Markit iTraxx Europe Crossover Index	Sell	5.00%	403.05%	Quarterly	6/20/2028	184,000	7,952	2,212	5,740
		Net Unrealized Appreciation on Swap Contracts							$ 6,017	$ 10,037

ETF	- Exchange-Traded Fund
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt
SOC	- Societe Generale
(a)	Non-income producing security.
(b)	Zero coupon bond.
(c)	Rate disclosed is the seven day effective yield as of June 30, 2023.
(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(e)	All or a portion of this investment is a holding of the ACSSF Fund Limited.
(f)	Illiquid security. Total illiquid securities represents 0.0% of net assets as of June 30, 2023.